Equity - Schedule of Number of RSUs Issued and Outstanding (Detail) - Restricted Stock Units [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance outstanding at beginning of year	33,810	35,664	32,302
Granted	12,037	11,557	16,608
Vested	(13,428)	(11,464)	(10,195)
Forfeited	(1,953)	(1,947)	(3,052)
Balance outstanding at end of year	30,466	33,810	35,664
Weighted-average grant date fair value per share - RSUs at beginning year	$ 10.46	$ 9.07	$ 9.11
Granted	16.11	13.66	9.77
Vested	9.48	9.46	10.28
Forfeited	6.58	9.81	9.81
Weighted-average grant date fair value per share - RSUs at end of year	$ 13.14	$ 10.46	$ 9.07